Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

Equity incentives to certain officers:

On February 2, 2012 the Company granted/approved the grant of options to our new CEO, new Deputy CEO and new CTO, as follows: (i) 62,509 options (equivalent to 1.2% of RiT's outstanding shares) were granted to the appointed new CEO- Vadim Leiderman (with vesting of three years, one third in the end of each year); (ii) 52,091 options (equivalent to 1% of RiT's outstanding shares) were granted to our new Deputy CEO- Moti Hania (vesting of three years, one third in the end of each year from his start of work on April 1, 2012), and (iii) 26,046 options (equivalent to 0.5% of our outstanding shares) were granted to our new CTO- Erez Ben Eshay (vesting of three years, one third at the end of each year), all as part of their new employment terms.  Such options were part of the working-compensation-package given to each of said new officer.  The expected accumulative compensation expense for the grants is approximately $435 thousands.

In addition, on February 2, 2012 the Company approved a retirement package for RiT's resigning CEO- Mr. Eran Ayzik that included: (i) an extension of time for exercising Mr. Ayzik's vested options, until the end of March 2014, and (ii) an additional three months' salary (six month in total following the resignation, considering his contractual right for a three months' salary).

On April 17, 2012, the Convertible Loan Agreement was amended by increasing the maximum loan amount the Company can draw from STINS COMAN to $20 million (following a previous increase from $10 million to $14 million- made according to an Amendment dated December 8, 2011). In addition, pursuant to the amendment made on December 8, 2011, the term for loan withdrawals was extended by an additional 12 months, i.e., until June 11, 2013.  As of April 27, 2012, the Company has drawn an aggregate of approximately $10.9 million under the Convertible Loan Agreement, such that, assuming that the Company remains in compliance under the Convertible Loan Agreement, it will be able to draw up to an additional $9.1 million under the Convertible Loan Agreement.